Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

Goodwill as of March 31, 2022 and December 31, 2021 was $161,678 and $52,541, respectively. The increase relates to goodwill acquired from the acquisition of Even Financial. See Note 17, “Mergers and Acquisitions,” for more information regarding goodwill and other intangible assets acquired from Even Financial.

Intangible assets consisted of the following:

	Useful Life	March 31, 2022	December 31, 2021
Proprietary technology and capitalized internal-use software	3 – 7 years	$34,791	$11,623
Work in process		2,291	1,481
Customer relationships	10 – 15 years	159,820	5,960
Trade names	10 – 15 years	24,980	11,820
Less: accumulated amortization		(8,934)	(5,760)
Intangible assets, net		$212,948	$25,124

For the three months ended March 31, 2022 and 2021, total amortization expense was $3,191 and $451, respectively.

The following table summarizes estimated future amortization expense of intangible assets placed in service at March 31, 2022 for the years ending:

Remainder of 2022	$16,951
2023	22,219
2024	22,087
2025	22,087
2026	22,087
Thereafter	105,226
$210,657

6. INTANGIBLE ASSETS

Goodwill as of December 31, 2021 and 2020 was $52,541 and $21,565, respectively. The increase relates to goodwill acquired from the acquisition of MALKA. See Note 17, “Mergers and Acquisitions,” for more information regarding goodwill and other intangible assets acquired from MALKA.

Intangible assets consisted of the following:

	Useful Life	December 31, 2021	December 31, 2020
Capitalized internal-use software	3 years	$5,493	$5,374
Work in process		1,481	1,481
Proprietary technology	7 years	6,130	6,130
Customer relationships	15 years	5,960	—
Trade names	15 years	11,820	—
Less: accumulated amortization		(5,760)	(3,710)
Intangible assets, net		$25,124	$9,275

For the twelve months ended December 31, 2021 and 2020, total amortization expense was $2,049 and $791, respectively.

The following table summarizes estimated future amortization expense of intangible assets placed in service at December 31, 2021 for the years ending:

2022	$2,648
2023	2,221
2024	2,072
2025	2,061
2026	2,061
Thereafter	12,580
$23,643